Investments accounted for using the equity method - summary of investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 1,965	€ 1,871
Investments in associates accounted for using equity method	75	94
Investments in other entities accounted for using equity method	46	44
Investments accounted for using the equity method	2,086	2,009
FCA Bank S.p.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 1,738	€ 1,501
Ownership percentage	50.00%	50.00%
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 181	€ 240
Ownership percentage	37.90%	37.90%
GAC Fiat Chrysler Automobiles Co.
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 18	€ 107
Ownership percentage	50.00%	50.00%
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method	€ 28	€ 23